Loss per share	9 Months Ended
May 31, 2025
Notes and other explanatory information [abstract]
Loss per share

13.	Loss per share

	Three months ended May 31,		Nine months ended May 31,
	2025	2024	2025	2024
Net loss attributable to shareholders	$(218)	$(2,639)	$(1,758)	$(2,525)
Weighted average number of common shares for basic EPS(1)	293,920,641	290,792,725	293,040,937	289,148,445
Effect of dilutive stock options, warrants, restricted share units (“RSU”) and share awards	—	—	—	—
Weighted average number of common shares for diluted EPS(1)	293,920,641	290,792,725	293,040,937	289,148,445

(1)  The weighted average number of common shares for basic and diluted EPS include 10.3 million of vested, but unissued, gross common shares relating to share-based compensation.

For the nine months ended May 31, 2025, the weighted average number of common shares for diluted EPS excluded 1.1 million share awards, 14.9 million stock options, 4.7 million RSUs, and 36.2 million warrants that were anti-dilutive for the period (2024 – 15.4 million stock options, 2.3 million RSUs and 36.2 million warrants).